ALLOWANCE FOR CREDIT LOSSES, Aging Analysis (Details) - USD ($) $ in Thousands	Mar. 31, 2023		Mar. 31, 2022
Age of the Recorded Notes Receivable Balance Disaggregated Based on Internally Assigned CQR [Abstract]
Billed	$ 17,866		$ 7,063
Unbilled	149,238		108,627
Total	167,104	[1]	115,690	[2]
Notes Receivable [Member]
Age of the Recorded Notes Receivable Balance Disaggregated Based on Internally Assigned CQR [Abstract]
Billed	10,058		5,554
Unbilled	101,000		72,235
Total	111,058		77,789
Lease Receivables [Member]
Age of the Recorded Notes Receivable Balance Disaggregated Based on Internally Assigned CQR [Abstract]
Billed	7,808		1,509
Unbilled	48,238		36,392
Total	56,046		37,901
Past Due [Member]
Age of the Recorded Notes Receivable Balance Disaggregated Based on Internally Assigned CQR [Abstract]
Total	4,750		1,117
Past Due [Member] | Notes Receivable [Member]
Age of the Recorded Notes Receivable Balance Disaggregated Based on Internally Assigned CQR [Abstract]
Total	2,355		247
Past Due [Member] | Lease Receivables [Member]
Age of the Recorded Notes Receivable Balance Disaggregated Based on Internally Assigned CQR [Abstract]
Total	2,395		870
31 to 60 Days Past Due [Member]
Age of the Recorded Notes Receivable Balance Disaggregated Based on Internally Assigned CQR [Abstract]
Total	2,088		302
31 to 60 Days Past Due [Member] | Notes Receivable [Member]
Age of the Recorded Notes Receivable Balance Disaggregated Based on Internally Assigned CQR [Abstract]
Total	1,020		187
31 to 60 Days Past Due [Member] | Lease Receivables [Member]
Age of the Recorded Notes Receivable Balance Disaggregated Based on Internally Assigned CQR [Abstract]
Total	1,068		115
61 to 90 Days Past Due [Member]
Age of the Recorded Notes Receivable Balance Disaggregated Based on Internally Assigned CQR [Abstract]
Total	1,325		362
61 to 90 Days Past Due [Member] | Notes Receivable [Member]
Age of the Recorded Notes Receivable Balance Disaggregated Based on Internally Assigned CQR [Abstract]
Total	862		37
61 to 90 Days Past Due [Member] | Lease Receivables [Member]
Age of the Recorded Notes Receivable Balance Disaggregated Based on Internally Assigned CQR [Abstract]
Total	463		325
> 90 Days Past Due [Member]
Age of the Recorded Notes Receivable Balance Disaggregated Based on Internally Assigned CQR [Abstract]
Total	1,337		453
> 90 Days Past Due [Member] | Notes Receivable [Member]
Age of the Recorded Notes Receivable Balance Disaggregated Based on Internally Assigned CQR [Abstract]
Total	473		23
> 90 Days Past Due [Member] | Lease Receivables [Member]
Age of the Recorded Notes Receivable Balance Disaggregated Based on Internally Assigned CQR [Abstract]
Total	864		430
Current [Member]
Age of the Recorded Notes Receivable Balance Disaggregated Based on Internally Assigned CQR [Abstract]
Total	13,116		5,946
Current [Member] | Notes Receivable [Member]
Age of the Recorded Notes Receivable Balance Disaggregated Based on Internally Assigned CQR [Abstract]
Total	7,703		5,307
Current [Member] | Lease Receivables [Member]
Age of the Recorded Notes Receivable Balance Disaggregated Based on Internally Assigned CQR [Abstract]
Total	$ 5,413		$ 639

[1]	Unguaranteed residual values of $4,222 thousand that we retained after selling the related lease receivable is excluded from amortized cost.
[2]	Unguaranteed residual values of $6,424 thousand that we retained after selling the related lease receivable is excluded from amortized cost.